Income Tax - Schedule of Net Deferred Tax Liability (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrealized gain on marketable securities	$ (9,680)	$ (3,611)
Total deferred tax liability	(9,680)	(3,611)
Valuation Allowance
Deferred tax liability, net of allowance	$ (9,680)	$ (3,611)